================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22500

                     O'Connor Fund of Funds: Multi-Strategy
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            677 Washington Boulevard
                               Stamford, CT 06901
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203)-719-1850

                       Date of fiscal year end: March 31

            Date of reporting period: April 1, 2011 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

                               PROXY VOTING RECORD

                   FOR PERIOD APRIL 1, 2011 TO JUNE 30, 2011

During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant's vote on any matter.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  O'Connor Fund of Funds: Multi-Strategy

By (Signature and Title)*  /s/ William Ferri
                           -----------------------------------------------
                           William Ferri, Principal Executive Officer

Date August 23, 2011
    -------------------------

* Print the name and title of each signing officer under his or her signature.